Fees Summary	Sep. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,500,000
Previously Paid Amount	0.00
Total Fee Amount	535.85
Total Offset Amount	0.00
Net Fee	535.85
Narrative - Max Aggregate Offering Price	$ 3,500,000
Final Prospectus	true